Document and Entity Information	Jan. 06, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001818502
Document Type	8-K
Document Period End Date	Jan. 06, 2022
Entity Registrant Name	OppFi Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39550
Entity Tax Identification Number	85-1648122
Entity Address, Address Line One	130 E. Randolph Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	212-8079
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	OPFI
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	OPFI WS
Security Exchange Name	NYSE